Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Strategic Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2024